Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands	Nov. 16, 2023	Oct. 01, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Right-of-use assets			$ 19,471	$ 20,563	$ 15,607
Operating Lease Liability			$ 28,338	$ 29,477
Q32 Bio Inc [Member]
Subsequent Event [Line Items]
Termination fee to be paid	$ 5,900
Terminatin fee to be receiable	$ 2,400
Subsequent Event [Member]
Subsequent Event [Line Items]
Gain on operating lease liability		$ 8,800
Cash payment for release operating lease		100
Subsequent Event [Member] | OXB US LLC [Member]
Subsequent Event [Line Items]
Right Of Use Asset Obtained In Exchange For Operating Lease Liability		$ 1,600